Derivative Financial Instruments - Derivative Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expenses and Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	$ 1.9
Prepaid Expenses and Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member] | Cross Currency Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	1.9
Prepaid Expenses and Other Current Assets [Member] | Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0.0
Prepaid Expenses and Other Current Assets [Member] | Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Cross Currency Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0.0
Prepaid Expenses and Other Current Assets [Member] | Level 2 | Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	1.9
Prepaid Expenses and Other Current Assets [Member] | Level 2 | Fair Value, Measurements, Recurring [Member] | Cross Currency Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	1.9
Prepaid Expenses and Other Current Assets [Member] | Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0.0
Prepaid Expenses and Other Current Assets [Member] | Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Cross Currency Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0.0
Other current liabilities [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross-currency interest rate swaps (liability position)		$ 1.0
Other current liabilities [Member] | Fair Value, Measurements, Recurring [Member] | Cross Currency Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross-currency interest rate swaps (liability position)	0.3
Other current liabilities [Member] | Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross-currency interest rate swaps (liability position)		0.0
Other current liabilities [Member] | Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Cross Currency Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross-currency interest rate swaps (liability position)	0.0
Other current liabilities [Member] | Level 2 | Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross-currency interest rate swaps (liability position)		1.0
Other current liabilities [Member] | Level 2 | Fair Value, Measurements, Recurring [Member] | Cross Currency Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross-currency interest rate swaps (liability position)	0.3
Other current liabilities [Member] | Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross-currency interest rate swaps (liability position)		0.0
Other current liabilities [Member] | Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Cross Currency Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross-currency interest rate swaps (liability position)	0.0
Other Noncurrent Liabilities | Fair Value, Measurements, Recurring [Member] | Cross Currency Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross-currency interest rate swaps (liability position)	0.6
Other Noncurrent Liabilities | Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Cross Currency Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross-currency interest rate swaps (liability position)	0.0
Other Noncurrent Liabilities | Level 2 | Fair Value, Measurements, Recurring [Member] | Cross Currency Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross-currency interest rate swaps (liability position)	0.6
Other Noncurrent Liabilities | Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Cross Currency Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross-currency interest rate swaps (liability position)	0.0
Other noncurrent assets | Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	2.5	1.7
Other noncurrent assets | Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0.0	0.0
Other noncurrent assets | Level 2 | Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	2.5	1.7
Other noncurrent assets | Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0.0	$ 0.0
Not Designated as Hedging Instrument [Member] | Other current liabilities [Member] | Foreign Currency Forward [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency forward contracts - asset (liability)	$ 0.3